Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 10,937	$ 7,664	$ (435)
Net change in derivative financial instruments designated as cash flow hedges
Unrealized income, net of taxes of $1 million (2021 – $2 million, 2020 – $2 million)	4	15	13
Reclassification to net earnings (loss), net of taxes of $1 million (2021 – $1 million, 2020 – $2 million)	(6)	(7)	(15)
Net change in derivative financial instruments designated as cash flow hedges	(2)	8	(2)
Foreign currency translation adjustment
Translation of net investment	212	(17)	(24)
Other comprehensive income (loss), net of taxes	210	(9)	(26)
Comprehensive income (loss)	$ 11,147	$ 7,655	$ (461)